Secured Debt and Credit Facilities	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Secured Debt and Credit Facilities
Secured Debt and Credit Facilities
Secured credit facility and other long-term secured debt consisted of the following:

	December 31, 2011	December 31, 2010
Revolving credit facility	$—	$—
Other	4.7	13.1
Total	4.7	13.1
Less — Current portion	(1.3)	(1.3)
Long-term secured debt	$3.4	$11.8

     Revolving Credit Facility. On September 30, 2011, the Company and certain of its subsidiaries amended and extended its credit agreement with JPMorgan Chase Bank, N.A., as administrative agent, and the other financial institutions party thereto (the “Revolving Credit Facility”), with the commitment under the facility being increased from $200.0 to $300.0 and the term being extended from March 23, 2014 to September 30, 2016. The Revolving Credit Facility is secured by a first priority lien on substantially all of the accounts receivable, inventory and certain other related assets and proceeds of the Company and its domestic operating subsidiaries as well as certain machinery and equipment. Under the Revolving Credit Facility, the Company is able to borrow from time to time an aggregate commitment amount equal to the lesser of $300.0 and a borrowing base comprised of (i) 85% of eligible accounts receivable, (ii) the lesser of (a) 65% of eligible inventory and (b) 85% of the net orderly liquidation value of eligible inventory as determined in the most recent inventory appraisal ordered by the administrative agent and (iii) 85% of certain eligible machinery and equipment, reduced by certain reserves, all as specified in the Revolving Credit Facility. Up to a maximum of $60.0 of availability under the Revolving Credit Facility may be utilized for letters of credit.
Borrowings under the Revolving Credit Facility bear interest at a rate equal to either a base prime rate or LIBOR, at the Company's option, plus, in each case, a specified variable percentage determined by reference to the then-remaining borrowing availability under the Revolving Credit Facility. The Revolving Credit Facility may, subject to certain conditions and the agreement of any increasing lenders and/or any additional lenders thereunder, be increased up to $350.0.
The Company had $260.5 of borrowing availability under the Revolving Credit Facility at December 31, 2011, based on the borrowing base determination then in effect. At December 31, 2011, there were no borrowings under the Revolving Credit Facility, and $8.9 was being used to support outstanding letters of credit, leaving $251.6 of net borrowing availability. The interest rate applicable to any overnight borrowings under the Revolving Credit Facility would have been 4.0% at December 31, 2011.
Amounts owed under the Revolving Credit Facility may be accelerated upon the occurrence of various events of default including, without limitation, the failure to make principal or interest payments when due and breaches of covenants, representations and warranties set forth therein. The Revolving Credit Facility places limitations on the ability of the Company and certain of its subsidiaries to, among other things, grant liens, engage in mergers, sell assets, incur debt, make investments, undertake transactions with affiliates, pay dividends and repurchase shares. In addition, the Company is required to maintain a fixed charge coverage ratio on a consolidated basis at or above 1.1:1.0 if borrowing availability under the Revolving Credit Facility is less than $30.0. At December 31, 2011, the Company was in compliance with all covenants contained in the Revolving Credit Facility.
     Other Notes Payable. In connection with the Company's acquisition of the Florence, Alabama facility (see Note 5), a promissory note in the amount of $6.7 (the “Nichols Promissory Note”) was issued to Nichols as a part of the consideration paid. The Nichols Promissory Note bears interest at a rate of 7.5% per annum. Accrued but unpaid interest is due quarterly through maturity of the Nichols Promissory Note on August 9, 2015, and principal payments are due in equal quarterly installments. The Company has the option to repay all or a portion of the Nichols Promissory Note at any time prior to the maturity date. The Nichols Promissory Note is secured by certain real property and equipment included in the assets acquired from Nichols. At December 31, 2011, the outstanding principal balance under the Nichols Promissory Note was $4.7, of which $1.3 was payable within 12 months.

On September 30, 2011, the Company fully prepaid the $7.0 outstanding principal balance of a promissory note issued in connection with the Company's December 2008 purchase of the land and buildings of its Los Angeles, California facility (the "Los Angeles Promissory Note"). Prior to the time of such purchase, the facility was operated under a long term lease.